Promissory Notes	9 Months Ended
Dec. 31, 2012
Promissory Notes [Abstract]
PROMISSORY NOTES
6)	PROMISSORY NOTES

a)
Under the terms of the Promissory Note, per Note 5, the loan repayments specified above shall not exceed the amount the Company earns under the terms of the Representation Agreement assigned along with the acquisition of PGT Limited.  If the Company is unable to meet the repayment schedule set out above, PGG will have the option to either roll over any unpaid portion to the following payment date or to convert the outstanding amount into new shares of the Company’s common stocks.  The Promissory Note is unsecured and cannot itself be used by PGG to cause the Company’s insolvency.

b)
On July 3, 2012, the Company entered into a Consulting Service Agreement with Denali Equity Group, LLC, (“Denali”) a Nevada limited liability company. In connection therewith, the Company issued a convertible promissory note (the “Note”) to Denali in exchange for consulting service provided in the amount of $100,000.  The maturity date of the Note is June 30, 2014, where upon all principle and interest outstanding shall be due.  Interest accrues at 8% per annum on the unpaid principle amount.  The Note is convertible into common share of the Company at any time and from time to time.  The amount of Note remaining outstanding is convertible into common shares of the Company at a price that equal to ninety percent of volume weighted average trading price during the three trading days immediately preceding the date at which Denali submits the written notice of conversion to the Company. On December 28, 2012, the Company signed an Exchange and Registration Rights Agreement with Denali, whereby both parties agreed to exercise the conversion right and converted the Note in exchange for an aggregate of 100,000 common shares of the Company.

	a) PGG	b) Denali	Total
March 31, 2012	$-	$-	$-
Discounted principal	4,003,255	-	4,003,255
Principal	-	100,000	100,000
Accrued interest	173,291	4,000	177,291
Note converted		(104,000)	(104,000)
December 31, 2012	4,176,546	-	4,176,546
Less: promissory notes – current	(966,902)	-	(966,902)
Promissory notes – long-term	$3,209,644	$-	$3,209,644

Principal repayments of total Promissory Notes are payable over the next five years as follows:

June 2013	$1,000,000
June 2014	1,000,000
June 2015	1,000,000
June 2016	1,000,000
June 2017	1,000,000
Total	$5,000,000